SUBSEQUENT EVENTS (Details Narrative) - USD ($)										1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 10, 2023	Jul. 27, 2023	Jul. 13, 2023	May 10, 2023	May 08, 2023	Apr. 30, 2023	Dec. 20, 2022	Sep. 30, 2022	Sep. 02, 2022	Jun. 30, 2023	Apr. 30, 2023	Jun. 01, 2023	Jun. 30, 2023	Mar. 31, 2023	Aug. 02, 2023	May 09, 2023	Oct. 25, 2022	Oct. 13, 2022
Subsequent Event [Line Items]
Number of shares issued														205.8726308
Stock issued during period, value new issues
Sale of entities								$ 4
Principal amount									$ 200,000									$ 25,000
Debt instrument term									1 year
Monthly base salary													$ 500,000	$ 500,000
Restricted stock units granted													6,150,000	17,425,000
Restricted stock units vested													1,962,500
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of issued purchaser							10.00%
Percentage of original principal amount							120.00%
Principal amount							$ 1,666,666.67
Debt instrument term							10 days
Consulting Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued							1,666,667
Stock issued during period, value new issues							$ 1,666,666.67
Debt instrument term							90 days
Three Non-Employee Directors [Member]
Subsequent Event [Line Items]
Number of shares issued										167,133
Colin Cosgrove [Member]
Subsequent Event [Line Items]
Monthly base salary					$ 85,000
Commissions percentage					10.00%
Vesting rights percentage					10.00%
Zackery Holley [Member]
Subsequent Event [Line Items]
Monthly base salary					$ 65,000
Commissions percentage					10.00%
Colin Cosgrove And Zackery Holley [Member]
Subsequent Event [Line Items]
Restricted stock units granted					2,500,000
Restricted stock units vested					850,000
Colin Cosgrove And Zackery Holley [Member] | Vesting Period One [Member]
Subsequent Event [Line Items]
Restricted stock units expect to vest					200,000
Colin Cosgrove And Zackery Holley [Member] | Vesting Period Two [Member]
Subsequent Event [Line Items]
Restricted stock units expect to vest					850,000
Related Party [Member]
Subsequent Event [Line Items]
Sale of entities						$ 183,000
Investor [Member]
Subsequent Event [Line Items]
Deposits																	$ 290,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of broker dealers agreement			Under the Agreement, the Broker may enlist other broker-dealers which are members of the Financial Industry Regulatory Authority to assist in the selling efforts as part of the selling group for the offering. As compensation for its services, the Broker will be entitled to receive the following compensation: (i) a selling commission of up to 6% of the gross proceeds from units sold by the Broker in the offering (“Total Sales”), which may be allocated to other selling group members, (ii) a placement fee equal to 1.5% of Total Sales, and (iii) a wholesaler fee equal to up to 1.25% of the Total Sales, which may be allocated to other wholesalers in the offering (including potentially to affiliates of the Broker), and (iv) a marketing diligence allowance equal to up to 1% of the Total Sales, which may be allocated to other selling group members.
Number of shares issued		500,000
Shares issued price per share		$ 1.24
Stock issued during period, value new issues		$ 620,000
[custom:LoanBorrowed-0]															$ 1,000,000
Convertible Debt															1,111,111
[custom:LenderParticipationPercentage]	15.00%
Payments of Stock Issuance Costs											$ 1,141,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of issued purchaser				10.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Note Two [Member]
Subsequent Event [Line Items]
Principal amount																$ 2,125,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Note Three [Member]
Subsequent Event [Line Items]
Principal amount																2,208,333.34
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Note Four [Member]
Subsequent Event [Line Items]
Principal amount																$ 2,125,000
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period, value new issues				$ 1,666,666.67
Subsequent Event [Member] | Service Based Grants [Member]
Subsequent Event [Line Items]
Restricted Stock Award												1,150,000
Subsequent Event [Member] | Chief Executive Officer And Chief Financial Officer [Member]
Subsequent Event [Line Items]
Convertible Debt															$ 1,111,111
Subsequent Event [Member] | Three Non-Employee Directors [Member]
Subsequent Event [Line Items]
Number of shares issued										167,133
Subsequent Event [Member] | Colin Cosgrove [Member]
Subsequent Event [Line Items]
Monthly base salary					$ 85,000
Commissions percentage					10.00%
Vesting rights percentage					10.00%
Subsequent Event [Member] | Zackery Holley [Member]
Subsequent Event [Line Items]
Monthly base salary					$ 65,000
Commissions percentage					10.00%
Subsequent Event [Member] | Colin Cosgrove And Zackery Holley [Member]
Subsequent Event [Line Items]
Restricted stock units granted					2,500,000
Restricted stock units vested					850,000
Subsequent Event [Member] | Colin Cosgrove And Zackery Holley [Member] | Vesting Period One [Member]
Subsequent Event [Line Items]
Restricted stock units expect to vest					200,000
Subsequent Event [Member] | Colin Cosgrove And Zackery Holley [Member] | Vesting Period Two [Member]
Subsequent Event [Line Items]
Restricted stock units expect to vest					850,000
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Sale of entities		$ 389,174
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Deposits						$ 290,000					$ 290,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement			$ 50,000,000
Subsequent Event [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Note Two [Member]
Subsequent Event [Line Items]
Percentage of original principal amount				127.50%
Subsequent Event [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Note Three [Member]
Subsequent Event [Line Items]
Percentage of original principal amount				132.50%
Subsequent Event [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Note Four [Member]
Subsequent Event [Line Items]
Percentage of original principal amount				127.50%
Subsequent Event [Member] | Maximum [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Debt instrument term												10 years
Salaries												$ 150,000
Subsequent Event [Member] | Maximum [Member] | Service Based Grant [Member]
Subsequent Event [Line Items]
Debt instrument term												10 years
Subsequent Event [Member] | Minimum [Member] | Securities Purchase Agreement [Member] | Note Two [Member]
Subsequent Event [Line Items]
Percentage of original principal amount																120.00%
Subsequent Event [Member] | Minimum [Member] | Securities Purchase Agreement [Member] | Note Three [Member]
Subsequent Event [Line Items]
Percentage of original principal amount																125.00%
Subsequent Event [Member] | Minimum [Member] | Securities Purchase Agreement [Member] | Note One [Member]
Subsequent Event [Line Items]
Percentage of original principal amount																120.00%
Subsequent Event [Member] | Minimum [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Debt instrument term												5 years
Salaries												$ 65,000
Subsequent Event [Member] | Minimum [Member] | Service Based Grant [Member]
Subsequent Event [Line Items]
Debt instrument term												5 years